Convertible Notes (Tables)	3 Months Ended
Mar. 31, 2020
Third Party Appraiser [Member]
Schedule of data and assumptions used as of the balance sheet date
	March 31, 2020	March 10, 2020
Common stock price	0.374	0.374
Expected volatility	37%	37%
Expected term	2.94 years	3 years
Risk free rate	0.29%	0.58%
Forfeiture rate	0%	0%
Expected dividend yield	0%	0%

Third Party Appraiser One [Member]
Schedule of data and assumptions used as of the balance sheet date
	March 31, 2020	March 10, 2020
Common stock price	0.374	0.374
Expected volatility	37%	37%
Expected term	0.94 years	1 year
Risk free rate	0.17%	0.43%
Forfeiture rate	0%	0%
Expected dividend yield	0%	0%